Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [line items]
Issued share capital
	Growth shares	Series A shares	Series B shares	Series C shares	Ordinary shares
Issued share capital (0.01p per share)
At January 1, 2018	155,246	1,699,576	-	-	2,459,363
New shares issued for cash	-	-			10,950
Repurchased and cancelled	(36,800)	-	-	-	-
At January 1, 2019	118,446	1,699,576	-	-	2,470,313
New shares issued for cash	-	-	621,556	-	45,581
Repurchased and cancelled	(60,240)	-	-	-	-
At December 31, 2019	58,206	1,699,576	621,556	-	2,515,894
New shares issued for cash	34,260	-	323,450	823,719	163,870
New shares issued for non-cash consideration	-	-	203,697	-	-
Repurchased and cancelled	(29,575)	-	-	-	-
At December 31, 2020	62,891	1,699,576	1,148,703	823,719	2,679,764

Allotted, called up and fully paid
	2020 £	2019 £	2018 £
Allotted, called up and fully paid
Ordinary shares	268	252	247
Series A shares	170	170	170
Series B shares	115	62	-
Series C shares	82	-	-
Growth shares	6	6	12
	641	490	429

Share Premium [Member]
Disclosure of classes of share capital [line items]
Issued share capital
Share premium

	£	’000
At January 1, 2018		223,986
New shares issued for cash		101
At December 31, 2018		224,087
New shares issued for cash		59,163
At December 31, 2019		283,250
New shares issued for cash		83,115
New shares issued for non-cash consideration		19,865
At December 31, 2020		386,230